Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
6.
Intangible assets, net

	December 31, 2024	December 31, 2023
Software	$1,014,967	$1,009,272
In-development intangible asset	6,655,623	1,862,465
	7,670,590	2,871,737
Less—Accumulated amortization for Software	(920,412)	(736,834)
Intangible assets, net	$6,750,178	$2,134,903

Amortization expense for software for the years ended December 31, 2024 and 2023 was $183,578 and $197,800 respectively. The Company has not commenced amortizing the in-development intangible asset as it not yet ready for its intended use.

As of December 31, 2024, expected amortization expense for Software over its remaining life is as follows:

2025	$75,960
2026	6,973
2027	6,973
2028	4,649
2029	—
Thereafter	—
$94,555